Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature
Expenses by nature

8.Expenses by nature

	For the years ended December 31,
(Euro thousands)	2025	2024*	2023*
Personnel costs	118,571	134,215	148,932
Raw materials, consumables and finished goods used	64,457	85,674	110,972
Changes in inventories of finished goods and work in progress	11,415	9,763	3,890
Freight and selling expenses	38,037	40,210	50,018
Depreciation and amortization	39,231	45,349	45,794
Professional service fees	31,982	32,534	40,419
Advertising and marketing expenses	17,367	27,861	35,725
Lease expenses	18,108	25,818	27,631
Studies and research expenses	6,859	5,231	6,311
Office expenses	5,227	4,502	5,949
Travel expenses	2,823	3,389	4,383
Net foreign exchange losses/(gains)	13,248	(7,709)	4,610
Taxes and surcharges	2,321	3,325	2,058
Impairment of goodwill and brand(Note 15、16)	66,730	31,208	—
Provisions and impairment losses(exclude goodwill and brand)	5,878	3,819	(265)
Fair value changes on warrants	(950)	(2,818)	(4,961)
Other	14,579	16,258	23,691
Total expenses	455,883	458,629	505,157
*	In accordance with IFRS 5, the expense information for 2024 and 2023 has been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).

Breakdown for personnel costs:

	For the years ended December 31,
(Euro thousands)	2025	2024*	2023*
Salaries and wages	86,196	99,974	107,843
Social contributions and pension plans	23,297	27,200	26,545
Employee share-based compensation	184	551	2,749
Severance indemnities	3,304	922	3,416
Other benefits	5,590	5,568	8,379
Total personnel costs	118,571	134,215	148,932

Breakdown for lease expenses:

	For the years ended December 31,
(Euro thousands)	2025	2024*	2023*
Variable lease payments	17,659	25,206	25,964
Expenses relating to low-value leases	226	134	293
Expenses relating to short-term leases	223	478	1,374
Total lease expenses	18,108	25,818	27,631

The Group’s variable lease payments are typically linked to sales without a guaranteed minimum.

Lease payments not required to be capitalized as right-of-use assets under IFRS 16 (short-term and low-value leases) are recognized as the expense is incurred.

Breakdown for provisions and impairment losses (exclude goodwill and brand):

	For the years ended December 31,
(Euro thousands)	2025	2024*	2023*
Reversal of obsolete inventories	(3,111)	(5,474)	(5,824)
Provisions for trade and other receivables	3,462	1,439	157
Other provisions	962	804	(918)
Impairment of right-of-use assets	3,728	5,789	3,516
Impairment of property, plant and equipment	837	1,261	2,804
Total provisions and impairment losses (exclude goodwill and brand)	5,878	3,819	(265)

Impairment of property, plant and equipment and right-of-use assets primarily relate to impairment of leased stores.